Segment Information - Summary of Geographic Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of geographical areas [Line Items]
Revenue from external customers	¥ 16,222,442	$ 2,563,030	¥ 13,664,840	¥ 13,733,437
Non-current assets	4,619,767		4,988,768		$ 729,890
People's Republic of China [Member]
Disclosure of geographical areas [Line Items]
Revenue from external customers	16,116,356	2,546,269	13,508,721	13,630,979
Non-current assets	4,524,988		4,893,338		714,916
Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue from external customers	106,086	$ 16,761	156,119	¥ 102,458
Non-current assets	¥ 94,779		¥ 95,430		$ 14,974